Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 72,500
Fair value	1,357	$ 1,368
Notional amount	81,987	69,137
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	64,241	37
Notional amount of derivative asset	9,522	8,348
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability		(61)
Notional amount of derivative liability		7,534
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	913	1,440
Notional amount of derivative asset	498	39,982
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(54)	(48)
Notional amount of derivative liability	$ 8,224	$ 13,273